Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Crew wages and related costs	$ 8,090	$ 8,259	$ 8,952
Insurance	1,014	1,176	1,349
Spares, repairs and maintenance	1,877	2,981	3,935
Lubricants	925	912	924
Stores	1,914	2,325	2,340
Other	522	437	512
Total	$ 14,342	$ 16,090	$ 18,012